Capital Structure Management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Capital structure Management
Equity	€ 42,848		€ 41,523	€ 29,927	€ 30,822
Equity as a percent of total equity and liabilities	59.00%		58.00%
Equity - percentage change over prior period	3.00%	3.00%
Current liabilities	€ 17,453		€ 16,136
Current liabilities as a percent of total equity and liabilities	24.00%		23.00%
Current liabilities - percentage change over prior period	8.00%	8.00%
Non-current liabilities	€ 11,858		€ 13,515
Noncurrent liabilities as a percent of total equity and liabilities	16.00%		19.00%
Noncurrent liabilities - percentage change over prior period	(12.00%)	(12.00%)
Liabilities	€ 29,311		€ 29,651
Liabilities as a percent of total equity and liabilities	41.00%		42.00%
Liabilities - percentage change over prior period	(1.00%)	(1.00%)
Thereof financial debt	€ 11,764		€ 13,094
Thereof financial debt as a percent of total equity and liabilities	16.00%		18.00%
Thereof financial debt - percentage change over prior period	(10.00%)	(10.00%)
Lease liabilities	€ 2,140		€ 2,143
Thereof lease liabilities - as a percent of total equity and liabilities	3.00%		3.00%
Lease liabilities - percentage change over prior period	0.00%	0.00%
Total equity and liabilities	€ 72,159		€ 71,174
Total equity and liabilities as a percent of total equity and liabilities	100.00%		100.00%
Total equity and liabilities - percentage change over prior period	1.00%	1.00%
Repayment of borrowings	€ 1,445		€ 1,952	€ 2,430
Total financial debt percentage point decrease over prior period	2.00%	2.00%
Eurobond
Capital structure Management
Repayment of borrowings	€ 900
Private placements
Capital structure Management
Repayment of borrowings | $		$ 445